                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2010

Check here if Amendment [_]  Amendment Number:

This Amendment (Check only one.): [_] is a restatement.
                                  [_] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Virtus Investment Advisers, Inc.
Address: 100 Pearl Street, Hartford, CT 06103

Form 13F File Number: 028-00085

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Kevin J. Carr
Title: Vice President and Clerk
Phone: (860) 263-4791


Signature, Place and Date of Signing:

/s/ Kevin J. Carr   Hartford, CT    May 6, 2010
-----------------   -------------   -----------
   (Signature)      (City, State)      (Date)

Report Type (Check only one.):

[_] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting Manager are reported in this report.)

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

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[X]  13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

Form 13F File Number:                        Manager:
---------------------   -------------------------------------------------
028-00242               The Boston Company Asset Management LLC

028-01420               Duff & Phelps Investment Management Co.

028-1208                Engemann Asset Management

028-12511               Goodwin Capital Advisers, Inc.

028-04529               Harris Investment Management, Inc.

028-05792               Kayne Anderson Rudnick Investment Management, LLC

028-01646               Sasco Capital, Inc.

028-06450               SCM Advisors LLC

028-04490               Vontobel Asset Management, Inc.


                              Form 13F Summary Page

                                 Report Summary:

Form 13F Information Table Entry Total:             58

Form 13F Information Table Value Total: $1,244,030,005.00

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                                    FORM 13F
               REPORTING MANAGER: VIRTUS INVESTMENT ADVISERS, INC.
                      FOR THE QUARTER ENDED: MARCH 31, 2010

           ITEM 1            ITEM 2   ITEM 3       ITEM 4         ITEM 5                ITEM 6     ITEM 7           Item 8
---------------------------- ------ --------- ---------------- ------------          ------------ -------- ------------------------
                                                                                                               VOTING AUTHORITY
                                                                                                           ------------------------
                              TITLE                 FAIR         SHARES OR
                               OF     CUSIP        MARKET        PRINCIPAL  SH/ PUT/  INVESTMENT               SOLE     SHARED NONE
       NAME OF ISSUER         CLASS   NUMBER        VALUE         AMOUNT    PRN CALL  DISCRETION  MANAGERS      (A)       (B)   (C)
---------------------------- ------ --------- ---------------- ------------ --- ---- ------------ -------- ------------ ------ ----
ALCOA INC                    COMMON 013817101    18,212,960.00 1,279,000.00  SH      1,279,000.00   1.00   1,279,000.00
ALTRIA GROUP INC             COMMON 02209S103    18,519,300.00   902,500.00  SH        902,500.00   1.00     902,500.00
AT&T INC                     COMMON 00206R102    17,958,800.00   695,000.00  SH        695,000.00   1.00     695,000.00
BIOGEN IDEC INC              COMMON 09062X103    17,724,240.00   309,000.00  SH        309,000.00   1.00     309,000.00
BUNGE LTD                    COMMON G16962105    16,714,056.00   271,200.00  SH        271,200.00   1.00     271,200.00
CATERPILLAR INC              COMMON 149123101    18,226,500.00   290,000.00  SH        290,000.00   1.00     290,000.00
CHESAPEAKE ENERGY CORP       COMMON 165167107    16,027,920.00   678,000.00  SH        678,000.00   1.00     678,000.00
CHEVRON CORP                 COMMON 166764100    17,516,730.00   231,000.00  SH        231,000.00   1.00     231,000.00
CISCO SYSTEMS INC            COMMON 17275R102    18,351,150.00   705,000.00  SH        705,000.00   1.00     705,000.00
CLOROX CO/DE                 COMMON 189054109    18,985,440.00   296,000.00  SH        296,000.00   1.00     296,000.00
CONOCOPHILLIPS               COMMON 20825C104    17,244,290.00   337,000.00  SH        337,000.00   1.00     337,000.00
CONTINENTAL AIRLS INC  -CL B COMMON 210795308    19,135,870.00   871,000.00  SH        871,000.00   1.00     871,000.00
CORNING INC                  COMMON 219350105    19,138,870.00   947,000.00  SH        947,000.00   1.00     947,000.00
COSTCO WHOLESALE CORP        COMMON 22160K105    17,017,350.00   285,000.00  SH        285,000.00   1.00     285,000.00
DRYSHIPS INC                 COMMON Y2109Q101    16,644,000.00 2,850,000.00  SH      2,850,000.00   1.00   2,850,000.00
EXELON CORP                  COMMON 30161N101    16,078,270.00   367,000.00  SH        367,000.00   1.00     367,000.00
FOSTER WHEELER AG            COMMON H27178104    15,822,620.00   583,000.00  SH        583,000.00   1.00     583,000.00
FREEPORT-MCMORAN COP&GOLD    COMMON 35671D857    19,297,740.00   231,000.00  SH        231,000.00   1.00     231,000.00
GILEAD SCIENCES INC          COMMON 375558103    16,827,600.00   370,000.00  SH        370,000.00   1.00     370,000.00
GOLDMAN SACHS GROUP INC      COMMON 38141G104    17,063,000.00   100,000.00  SH        100,000.00   1.00     100,000.00
HALLIBURTON CO               COMMON 406216101    17,656,180.00   586,000.00  SH        586,000.00   1.00     586,000.00
HEWLETT-PACKARD CO           COMMON 428236103    18,761,950.00   353,000.00  SH        353,000.00   1.00     353,000.00
HUDSON CITY BANCORP INC      COMMON 443683107    18,644,472.00 1,316,700.00  SH      1,316,700.00   1.00   1,316,700.00
INTL BUSINESS MACHINES CORP  COMMON 459200101    18,237,150.00   142,200.00  SH        142,200.00   1.00     142,200.00
ISHARES S&P GSSI NAT RES FD  COMMON 464287374    25,912,656.00   752,400.00  SH        752,400.00   1.00     752,400.00
JOHNSON & JOHNSON            COMMON 478160104    17,604,000.00   270,000.00  SH        270,000.00   1.00     270,000.00
L-3 COMMUNICATIONS HLDGS INC COMMON 502424104    17,592,960.00   192,000.00  SH        192,000.00   1.00     192,000.00
MASSEY ENERGY CO             COMMON 576206106    18,144,630.00   347,000.00  SH        347,000.00   1.00     347,000.00
MCDONALD'S CORP              COMMON 580135101    19,215,360.00   288,000.00  SH        288,000.00   1.00     288,000.00
MICROSOFT CORP               COMMON 594918104    17,825,430.00   609,000.00  SH        609,000.00   1.00     609,000.00
NOKIA (AB) OY                COMMON 654902204    18,705,498.00 1,203,700.00  SH      1,203,700.00   1.00   1,203,700.00
NUCOR CORP                   COMMON 670346105    17,607,440.00   388,000.00  SH        388,000.00   1.00     388,000.00
OCCIDENTAL PETROLEUM CORP    COMMON 674599105    18,345,180.00   217,000.00  SH        217,000.00   1.00     217,000.00
PEPSICO INC                  COMMON 713448108    19,120,240.00   289,000.00  SH        289,000.00   1.00     289,000.00
PETROBRAS-PETROLEO BRASILIER COMMON 71654V408    17,440,080.00   392,000.00  SH        392,000.00   1.00     392,000.00
PHILIP MORRIS INTERNATIONAL  COMMON 718172109    18,568,960.00   356,000.00  SH        356,000.00   1.00     356,000.00
POTASH CORP SASK INC         COMMON 73755L107    18,499,250.00   155,000.00  SH        155,000.00   1.00     155,000.00
POWERSHARES DB AGRICULTURE   COMMON 73936B408    16,975,272.00   700,300.00  SH        700,300.00   1.00     700,300.00
POWERSHARES DB COMMD IDX TRG COMMON 73935S105    39,140,337.00 1,664,130.00  SH      1,664,130.00   1.00   1,664,130.00
POWERSHARES DB G10 CRNCY HRV COMMON 73935Y102    26,191,552.80 1,110,282.00  SH      1,110,282.00   1.00   1,110,282.00
QUALCOMM INC                 COMMON 747525103    17,765,969.00   423,100.00  SH        423,100.00   1.00     423,100.00

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
RESEARCH IN MOTION LTD       COMMON 760975102    18,265,650.00   247,000.00  SH        247,000.00   1.00     247,000.00
SECTOR SPDR (CONSUMER DISCR) COMMON 81369Y407    36,829,895.00 1,121,495.00  SH      1,121,495.00   1.00   1,121,495.00
SECTOR SPDR (HEALTH CARE)    COMMON 81369Y209    36,152,458.60 1,126,947.00  SH      1,126,947.00   1.00   1,126,947.00
SECTOR SPDR (MATERIALS)      COMMON 81369Y100    36,945,868.60 1,090,492.00  SH      1,090,492.00   1.00   1,090,492.00
SECTOR SPDR (SBI CONS STPLS) COMMON 81369Y308    36,473,540.70 1,306,827.00  SH      1,306,827.00   1.00   1,306,827.00
SECTOR SPDR (SBI INT-ENERGY) COMMON 81369Y506    36,484,360.00   634,290.00  SH        634,290.00   1.00     634,290.00
SECTOR SPDR (SBI INT-FINL)   COMMON 81369Y605    36,952,983.00 2,313,900.00  SH      2,313,900.00   1.00   2,313,900.00
SECTOR SPDR (SBI INT-INDS)   COMMON 81369Y704    36,797,746.60 1,178,282.00  SH      1,178,282.00   1.00   1,178,282.00
SECTOR SPDR (SBI INT-TECH)   COMMON 81369Y803    36,776,897.70 1,592,763.00  SH      1,592,763.00   1.00   1,592,763.00
SECTOR SPDR (SBI INT-UTILS)  COMMON 81369Y886    35,922,642.20 1,212,374.00  SH      1,212,374.00   1.00   1,212,374.00
SHIRE LTD                    COMMON 82481R106    17,743,240.00   269,000.00  SH        269,000.00   1.00     269,000.00
ST JUDE MEDICAL INC          COMMON 790849103    18,062,000.00   440,000.00  SH        440,000.00   1.00     440,000.00
UNION PACIFIC CORP           COMMON 907818108    18,251,700.00   249,000.00  SH        249,000.00   1.00     249,000.00
UNITEDHEALTH GROUP INC       COMMON 91324P102    16,825,050.00   515,000.00  SH        515,000.00   1.00     515,000.00
VALERO ENERGY CORP           COMMON 91913Y100    17,986,100.00   913,000.00  SH        913,000.00   1.00     913,000.00
VERIZON COMMUNICATIONS INC   COMMON 92343V104    17,371,200.00   560,000.00  SH        560,000.00   1.00     560,000.00
WILLIAMS COS INC             COMMON 969457100    19,727,400.00   854,000.00  SH        854,000.00   1.00     854,000.00

                                              1,244,030,005.20